31. Related-party transactions (Details 2)		6 Months Ended
		Jun. 30, 2020 USD ($) Number	Jun. 30, 2019 USD ($) Number
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits		$ 1,300,000	$ 1,500,000
Social security and other employee-related taxes		400,000	600,000
Post-employment benefits (pension plan)			200,000
Variable compensation			900,000
Benefits due to termination of tenure			300,000
Total compensation recognized in the statement of income
Total compensation paid		$ 1,700,000	$ 4,000,000
Average number of members in the period | Number	[1]	18.17	16.5
Average number of paid members in the period | Number	[2]	13	13
Officers [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits		$ 1,300,000	$ 1,300,000
Social security and other employee-related taxes		400,000	600,000
Post-employment benefits (pension plan)			200,000
Variable compensation			900,000
Benefits due to termination of tenure			300,000
Total compensation recognized in the statement of income		1,700,000	3,300,000
Total compensation paid		$ 1,700,000	$ 4,000,000
Average number of members in the period | Number	[1]	9	7
Average number of paid members in the period | Number	[2]	9	7
Board members [member]
Disclosure of key management personnel compensation [line items]
Wages and short-term benefits			$ 200,000
Social security and other employee-related taxes
Post-employment benefits (pension plan)
Variable compensation
Benefits due to termination of tenure
Total compensation recognized in the statement of income			200,000
Total compensation paid		$ 1,890,000,000	$ 2,270,000,000
Average number of members in the period | Number	[1]	9.17	9.5
Average number of paid members in the period | Number	[2]	4	6

[1]	Monthly average number of members.
[2]	Monthly average number of paid members.